ACCUMULATED OTHER COMPREHENSIVE LOSS, Reclassification Out of Each Component (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassifications out of AOCL [Abstract]
Total reclassifications before tax	$ 57,760	$ 49,133	$ 38,438
Interest expense	26,347	17,491	9,123
Income tax expense	11,325	9,294	17,963
Total reclassifications for the period, net of tax	46,435	39,839	20,475
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassifications out of AOCL [Abstract]
Total reclassifications for the period, net of tax	447	231	128
Unrealized Gains (Losses) on Securities Available for Sale [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassifications out of AOCL [Abstract]
Net gains on securities	140	56	215
Net impairment loss recognized in earnings	0	0	0
Total reclassifications before tax	140	56	215
Income tax expense	29	12	75
Total reclassifications for the period, net of tax	111	44	140
Unrealized Gains (Losses) on Cash Flow Hedges [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassifications out of AOCL [Abstract]
Interest expense	(425)	(237)	18
Income tax expense	(89)	(50)	6
Total reclassifications for the period, net of tax	$ (336)	$ (187)	$ 12